Document and Entity Information	3 Months Ended
	Jul. 31, 2012	Dec. 12, 2012
Document And Entity Information
Entity Registrant Name	Petro River Oil Corp.
Entity Central Index Key	0001172298
Document Type	6-K
Document Period End Date	Jul 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,078,947	14,078,947
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (Unaudited) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Current Assets:
Cash and cash equivalents	$ 96,503	$ 300,274
Prepaid expenses and other current assets	29,723	71,675
Total Current Assets	126,226	371,949
Oil and gas assets , net	1,112,281	1,125,000
Property, plant and equipments, net of accumulated depreciation of $301,136, and $ 300,234	7,244	8,146
Reclamation deposits	25,000	25,000
Deferred loan fees, net of accumulated amortization of $321,477 and $272,646	2,157	50,988
Other assets	5,000	15,315
Total Non-Current Assets	1,151,682	1,224,449
Total Assets	1,277,908	1,596,398
Current Liabilities:
Accounts payable and accrued expenses	220,960	303,857
Related party payable	83,980	51,937
Accrued interest payable	2,074,480	1,705,897
Current portion of asset retirement obligations	208,282	260,482
Demand loan	250,000
Current liability portion of convertible notes, net	9,405,315	2,529,200
Derivatives, current portion	915,228	44,659
Total Current Liabilities	13,158,245	4,896,032
Long-term liabilities:
Asset retirement obligations , net of current portion	375,430	366,590
Liability long-term portion of convertible notes, net		6,568,433
Derivatives , net of current portion	2,342,940	712,959
Total Long-Term Liabilities	2,718,370	7,647,982
Total Liabilities	15,876,615	12,544,014
Stockholders' Deficiency:
Preferred Shares - 100,000,000 authorized; par value $ 0.00001 per share, Preferred B shares - 29,500 authorized; 17,599 issued and outsanding with a $100 stated value and par value $0.00001 per share
Common shares - 2,250,000,000 authorized; par value $0.00001 per share; 14,078,947 issued and outstanding	79,016,425	79,016,425
Additional paid-in capital	54,536,591	54,532,191
Accumulated other comprehensive loss	(238,486)	(234,650)
Accumulated deficit	(150,102,539)	(146,388,486)
Total Stockholders' Deficiency	(14,598,707)	(10,947,616)
Total Liabilities and Stockholders' Deficiency	1,277,908	1,596,398
Preferred B Shares [Member]
Stockholders' Deficiency:
Preferred Shares - 100,000,000 authorized; par value $ 0.00001 per share, Preferred B shares - 29,500 authorized; 17,599 issued and outsanding with a $100 stated value and par value $0.00001 per share	$ 2,189,302	$ 2,126,904

Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Accumulated depreciation of Property, plant and equipments	$ 301,136	$ 300,234
Accumulated amortization of deferred loan fee	$ 321,477	$ 272,646
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstandng	0	0
Preferred stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	14,078,947	14,078,947
Common stock, shares outstanding	14,078,947	14,078,947
Preferred B Shares [Member]
Preferred stock, shares authorized	29,500	29,500
Preferred stock, shares issued	17,599	17,599
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred shares, stated value per share	$ 100	$ 100

Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Income Statement [Abstract]
Oil and natural gas sales		$ 357,216
Total Income		357,216
Operating Expenses
Operating	29,114	959,079
General and administrative	456,177	727,021
Depreciation, depletion and accretion	14,646	169,967
Total Expenses	499,937	1,856,067
Operating loss	(499,937)	(1,498,851)
Other (income) expenses
Interest and Other income	(73,928)	(5,057)
Interest and amortization of debt discount	676,266	740,138
Amortization of deferred financing cost	48,830	48,147
Foreign exchange loss		729
Change in fair value of derivative liabilities	2,500,550	(13,243,598)
Total other (income) expenses	3,151,718	(12,459,641)
Net Income (Loss)	(3,651,655)	10,960,790
Dividend - Convertible Preferred B Stock	62,398	36,162
Net income (loss) attributable to common stockholders	(3,714,053)	10,924,628
Comprehensive income (loss)
Net income (loss)	(3,651,655)	10,960,790
Foreign exchange translation	(3,836)
Total Comprehensive Income (Loss)	$ (3,655,491)	$ 10,960,790
Net Income (Loss) attributable to common stockholders per Common Share -
Basic	$ (0.26)	$ 0.78
Diluted	$ (0.26)	$ 0.08
Weighted Average Number of Common Shares Outstanding - Basic	14,078,947	14,078,947
Weighted Average Number of Common Shares Outstanding - Diluted	14,078,947	131,087,212

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,651,655)	$ 10,960,790
Adjustments to reconcile net income ( loss) to net cash used in operating activities
Depletion of oil and gas properties		138,170
Gain on settlement of a liability	(54,451)
Amortization of deferred debt discount	307,682	481,199
Amortization of deferred loan fees	48,830	48,147
Stock-based compensation	4,400	22,992
Depreciation	902	15,924
Accretion of asset retirement obligation	13,745	15,873
Foreign currency transaction loss		813
Change in fair value of derivatives liabilities	(2,500,550)	13,243,598
Accounts receivable		25,202
Prepaid expenses and other assets	41,952	(14,414)
Long-term receivable		1,465
Other assets	10,315
Accounts payable and accrued liabilities	(28,446)	(418,856)
Related party payable	32,043
Accrued interest payable	368,583	257,494
Asset retirement obligation	(57,105)
Net Cash Used in Operating Activities	(462,654)	(1,708,799)
Cash Flows from Investing Activities:
Capitalized expenditure on oil and gas assets		(202,800)
Acquisition of property and equipment		(3,709)
Cash proceeds from disposition assets	12,719
Change in reclamation deposit		(167)
Net Cash Provided by (Used in) Investing Activities	12,719	(206,676)
Cash Flows From Financing Activities:
Proceeds from issuance of demand notes	250,000
Proceeds from issuance of preferred shares		1,759,900
Change in cash in escrow		610,000
Net Cash Provided by Financing Activities	250,000	2,369,900
Change in cash and cash equivalents	(199,935)	454,425
Exchange rate fluctuations on cash and cash equivalents	(3,836)	(813)
Cash and cash equivalents, beginning of period	300,274	1,179,838
Cash and cash equivalents, end of period	96,503	1,633,450
Cash Paid During the Period for:
Income taxes
Interest paid		1,445
Non-cash investing and financing activities:
Dividend on preferred B shares converted into preferred B shares	$ 62,398	$ 36,162

Organization and Going Concern	3 Months Ended
Jul. 31, 2012
Organization And Going Concern
Organization and Going Concern

1.	Organization and Going Concern:

Petro River Oil Corp (“Petro” or the “Company”) is an enterprise engaged in the exploration and exploitation of heavy oil properties. On September 7, 2012 a shareholder meeting was held to amend the Articles of the Corporation to change the name of the Company from Gravis Oil Corporation to Petro River Oil Corp. The Company’s principal administrative office is in Houston, Texas. The Company’s principal operations are in Western Missouri. Since November 2006, the Company’s activities have included analysis and evaluation of technical data, preparation of geological models, exploration drilling, conceptual engineering, construction and operation of thermal demonstration projects, and securing capital to fund operations. As of May 1, 2011, the Company determined the significant revenue metrics had been obtained in prior fiscal years, and management concluded the Company had exited the development stage.

As of July 31, 2012, the Company has a working capital deficiency of approximately $13 million, recurring losses, net cash outflows from operating activities and an accumulated deficit of approximately $150.1 million. During 2011, as a result of the Company’s financial position, cost factors and market conditions it suspended operations on its Missouri oil and gas assets. The Company will need to raise additional funds within the next 12 months by means of additional equity issuances, debt financing or selling of working interests in order to discharge its liabilities and continue its activities. In the longer term, the recoverability of the carrying value of the Company’s long-lived assets is dependent upon the Company’s ability to preserve its interest in the underlying properties, the discovery of economically recoverable reserves and the achievement of profitable operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

While the outcome of fund raising and exploration activities cannot be determined at this time, these condensed consolidated financial statements are prepared on the basis of a going concern. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. While there is substantial doubt about the ability of the Company to continue to use the going concern assumption, these consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to secure additional funding and attain profitable operations. Management intends to acquire additional assets.

On June 27, 2012 the Company entered into a non-binding letter of intent with Petro River Oil, LLC (“Petro River”), a privately held Delaware limited liability company that would result in Petro acquiring Petro River for common stock. The letter of intent also contemplates that the board of the Company will consist of 5 members, 4 of which will be nominated by Petro River. It is intended that post- transaction, current common shareholders of the Company will own approximately 2.5% of the issued and outstanding shares of the Company.

Change in Reporting and Functional Currency	3 Months Ended
Jul. 31, 2012
Change In Reporting And Functional Currency
Change in Reporting and Functional Currency

2.	Change in Reporting and Functional Currency:

These condensed consolidated financial statements have been prepared using the United States dollar as the reporting currency, as management is of the opinion the use of US dollars to prepare these condensed consolidated financial statements enhances communication with stockholders and improves comparability of financial information reported with peer group companies. Financial statements prior to July 31, 2010 years were prepared using a Canadian dollar (Cdn dollar) reporting currency, however, both current year and historical financial information has been translated to US dollars in accordance with the method described in the significant accounting policies. The change in reporting currency resulted in the recognition of a cumulative foreign currency translation adjustment of $(3,836) and $- in accumulated other comprehensive income for the three months ended July 31, 2012 and 2011, respectively.

Basis of Preparation	3 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation

3.	Basis of Preparation:

The condensed consolidated financial statements and accompanying footnotes are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

The unaudited financial information furnished herein reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state the financial position the Company and the results of its operations for the periods presented. This report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s Form 20-F for the fiscal year ended April 30 2012. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. Accordingly, footnote disclosure, which would substantially duplicate the disclosure contained in the Company’s Form 20-F for the fiscal year ended April 30, 2012 has been omitted. The results of operations for the interim periods presented are not necessarily indicative of results for the entire year ending April 30, 2013.

Significant Accounting Policies	3 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

4.	Significant Accounting Policies:

(a)	Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include volumes of oil and natural gas reserves, abandonment obligations, impairment of oil and natural gas properties, depreciation, depletion and amortization, income taxes, fair value of derivatives liabilities and other financial instruments, and contingencies.

Oil and gas reserve estimates, which are the basis for unit-of-production depletion and the full cost ceiling test, have a number of inherent uncertainties. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing, and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserve estimates are often different from the quantities of oil and gas that are ultimately recovered. In addition, reserve estimates are vulnerable to changes in prices of crude oil and gas. Such prices have been volatile in the past and can be expected to be volatile in the future.

(b)	Cash and Cash Equivalents:

Cash and cash equivalents include all highly liquid monetary instruments with original maturities of three months or less when purchased to be cash equivalents. These investments are carried at cost, which approximates fair value. Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”).

(c)	Oil and Gas Operations:

Oil and Gas Properties: The Company uses the full-cost method of accounting for its exploration and development activities. Under this method of accounting, the cost of both successful and unsuccessful exploration and development activities are capitalized as oil and gas property and equipment. Proceeds from the sale or disposition of oil and gas properties are accounted for as a reduction to capitalized costs unless the gain or loss would significantly alter the relationship between capitalized costs and proved reserves of oil and natural gas attributable to a country, in which case a gain or loss would be recognized in the statement of operations. The Company has defined a cost center by country. Currently, all of the Company’s oil and gas properties are located within the continental United States, its sole cost center.

Oil and gas properties may include costs that are excluded from costs being depleted. Oil and gas costs excluded represent investments in unproved properties and major development projects in which the Company owns a direct interest. These unproved property costs include nonproducing leasehold, geological and geophysical costs associated with leasehold or drilling interests and in process exploration drilling costs. All costs excluded are reviewed at least quarterly to determine if impairment has occurred.

Proved Oil and Gas Reserves: In accordance with Rule 4-10 of SEC Regulation S-X, proved oil and gas reserves are the estimated quantities of crude oil, natural gas and natural gas liquids which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. The price used to establish economic producibility is the average price during the 12-month period preceding the end of the entity’s fiscal year and calculated as the un-weighted arithmetic average of the first-day-of-the-month price for each month within such 12-month period.

Ceiling Test: Under the full-cost method of accounting, a ceiling test is performed quarterly. The full-cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test determines a limit on the carrying value of oil and gas properties. The capitalized costs of proved oil and gas properties, net of accumulated depreciation, depletion, amortization, and impairment and the related deferred income taxes, may not exceed the estimated future net cash flows from proved oil and gas reserves, excluding future cash outflows associated with settling asset retirement obligations that have been accrued on the balance sheet, generally using current prices (with consideration of price changes only to the extent provided by contractual arrangements) as of the date of the latest balance sheet presented and including the effect of derivative instruments that qualify as cash flow hedges, discounted at 10%, net of related tax effects, plus the cost of unevaluated properties and major development projects excluded from the costs being amortized. If capitalized costs exceed this limit, the excess is charged to expense and reflected as additional accumulated depreciation, depletion, amortization and impairment. In the application of the full-cost method, the term “current price” means the average price during the 12-month period prior to the end of the entity’s fiscal year determined as the un-weighted arithmetical average of the prices on the first day of each month within the 12-month period.

In accordance with SEC Staff Accounting Bulletin (“SAB”) No. 103, “Update of Codification of Staff Accounting Bulletins ,” derivative instruments qualifying as cash flow hedges are to be included in the computation of the limitation on capitalized costs. The Company has not accounted for its derivative contracts as cash flow hedges. Accordingly, the effect of these derivative contracts has not been considered in calculating the full cost ceiling limitation as of July 31, 2012 and April 30, 2012.

Depletion, Depreciation and Amortization: Depletion, depreciation and amortization is provided using the unit-of-production method based upon estimates of proved oil and gas reserves with oil and gas production being converted to a common unit of measure based upon their relative energy content. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is deducted from the capitalized costs to be amortized. Once the assessment of unproved properties is complete and when major development projects are evaluated, the costs previously excluded from amortization are transferred to the full cost pool and amortization begins. The amortizable base includes estimated future development costs and where significant, dismantlement, restoration and abandonment costs, net of estimated salvage value.

In arriving at rates under the unit-of-production method, the quantities of recoverable oil and natural gas reserves are established based on estimates made by the Company’s geologists and engineers which require significant judgment, as does the projection of future production volumes and levels of future costs, including future development costs. In addition, considerable judgment is necessary in determining when unproved properties become impaired and in determining the existence of proved reserves once a well has been drilled. All of these judgments may have significant impact on the calculation of depletion expense. There have been no material changes in the methodology used by the Company in calculating depletion of oil and gas properties under the full cost method during the three months ended July 31, 2012 and 2011.

(d)	Asset Retirement Obligations:

The Company recognizes a liability for the estimated fair value of site restoration and abandonment costs when the obligations are legally incurred and the fair value can be reasonably estimated. The fair value of the obligations is based on the estimated cash flow required to settle the obligations discounted using the Company’s credit adjusted risk-free interest rate. The obligation is recorded as a liability with a corresponding increase in the carrying amount of the oil and gas assets. The capitalized amount will be depleted on a unit-of-production method. The liability is increased each period, or accretes, due to the passage of time and a corresponding amount is recorded in the statement of operations. Revisions to the estimated fair value would result in an adjustment to the liability and the capitalized amount in oil and gas assets.

(e)	Foreign Currency Translation:

US dollar is the functional currency of the Company and its subsidiaries. Monetary assets and liabilities denominated in foreign currencies are translated to US dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities at the exchange rates in effect at the time of the transactions. Revenues and expenses are translated to US dollars at rates approximating exchange rates in effect at the time of the transactions. Translation exchange gains and losses resulting from the period-end translation of assets and liabilities denominated in foreign currencies are recorded in other comprehensive income or loss, on the statement of equity. Transaction gains or losses are recognized through earnings.

(f)	Oil Revenue:

Sales of oil, net of any royalties, are recognized when oil has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale is reasonably assured, and the sales price is fixed or determinable. We sell oil on a monthly basis. Virtually all of our contracts’ pricing provisions are tied to a market index, with certain adjustments based on, among other factors, whether a well delivers to a gathering or transmission line, quality of the oil, and prevailing supply and demand conditions, so that the price of the oil fluctuates to remain competitive with other available oil supplies.

(g)	Stock-Based Compensation:

Generally, all forms of stock-based compensation, including stock option grants, warrants, and restricted stock grants are measured at their fair value utilizing an option pricing model on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from stock-based compensation are recorded in general and administrative expense in the consolidated statement of operations, depending on the nature of the services provided.

(h)	Income Taxes:

The Company follows the asset and liability method of tax allocation accounting. This method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial accounting bases and tax bases of assets and liabilities. The tax benefits of tax loss carry-forwards and other deferred taxes are recorded as an asset to the extent that management assesses the utilization of such assets to be more likely than not. Deferred tax assets and liabilities are measured using the tax rate in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates of deferred tax assets and liabilities is recognized in income in the year of the enacted rate change. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes interest and penalties related to uncertain tax positions in the statement of operations. During the year ended April 30, 2012 the Company incurred penalties and interest of approximately $32,000 with the Canadian Revenue Agency. Through October 15, 2012, the Company has paid $10,000 of the outstanding penalties and interest.

(i)	Per Share Amounts:

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for the three months ended July 31, 2012, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Common share equivalents excluded at July 31, 2012 an aggregate of 117,759,023 shares of common stock.

There is no difference between the basic and diluted per share amounts as the effects of the convertible notes, derivative warrants, Preferred A Warrants, Preferred B share, Preferred B warrants stock options, consulting and compensation warrants are anti-dilutive.

The Company had the following common stock equivalents at July 31, 2012 and 2011:

As at	July 31 2012	July 31, 2011
Preferred A Shares	-	-
Preferred A Warrants	19,250,000	19,250,000
Preferred B Shares	8,799,995	8,799,500
Preferred B Warrants	15,399,125	15,399,125
Senior I Notes	12,646,000	11,750,000
Senior I Warrants	12,500,000	12,500,000
Senior II Notes	23,000,000	23,000,000
Senior II Warrants	9,200,000	9,200,000
Junior Notes	12,988,903	12,505,340
Consulting Warrants	2,720,000	2,720,000
Stock Options	775,000	1,404,300
Compensation Warrants	480,000	480,000
	117,759,023	117,008,265

(j)	Fair Value of Financial Instruments:

All financial instruments, including derivatives, are to be recognized on the balance sheet initially at fair value. Subsequent measurement of all financial assets and liabilities except those held-for-trading and available for sale are measured at amortized cost determined using the effective interest rate method. Held-for-trading financial assets are measured at fair value with changes in fair value recognized in earnings. Available-for-sale financial assets are measured at fair value with changes in fair value recognized in comprehensive income and reclassified to earnings when derecognized or impaired.

At each balance sheet date, the Company assesses financial assets for impairment with any impairment recorded in the consolidated statement of operations. To assess loans and receivables for impairment, the Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces loans and receivables to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of the time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.

Market risk is the risk that changes in commodity prices will affect the Company’s oil sales, each flows or the value of its financial instruments. The objectives of commodity price risk management is to manage and control market risk exposures within acceptable limits while maximizing returns.

The Company is exposed to change in oil prices which impact its revenues and to change in natural gas process which impact its operating expenses.

The Company does not utilize financial derivatives or other contracts to manage commodity price risks.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritized the inputs into three broad levels:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

(k)	Derivatives:

The Company evaluates all financial instruments for freestanding and embedded derivatives. Warrants and conversion features related to convertible notes and preferred shares do not have readily determinable fair values and therefore require significant management judgment and estimation. The Company uses the Binomial pricing model to estimate the fair value of warrant and note conversion feature at the end of each applicable reporting period. Changes in the fair value of these derivatives during each reporting period are included in the statement of operations. Inputs into the Binomial pricing model require estimates, including such items as estimated volatility of the Company’s stock risk-free interest rate and the estimated life of the financial instruments being fair valued.

(l)	Subsequent Events:

The Company evaluates subsequent events through the date when condensed consolidated financial statements are issued.

(m)	Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation. The loss from operations decreased by approximately $12.5 million during three months ended July 31, 2011. The $12.5 million was reclassified to other income and expense with no impact on net loss and earnings per share.

(n)	Segment Reporting

In accordance with ASC 280 “Segment Reporting”, operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. Our chief decision maker, as defined under the FASB’s guidance, is the Chief Executive Officer. It is determined that the Company operates in one business segment and two geographic segments, Canada and the United States of America.

(o)	Recent Accounting Pronouncements:

In July 2012, the FASB issued the Accounting Standards Update or ASU, 2012-02, Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment, that allows entities to have the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of these provisions to have a significant effect on its financial statements.

In December 2011, the FASB issued the ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, that deferred the effective date for amendments to the presentation of reclassifications of items out of other comprehensive income. ASU 2011-12 was issued to allow the FASB time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. During the redeliberation period, entities will continue to report reclassifications out of accumulated other comprehensive income using guidance in effect before ASU 2011-05 was issued. ASU 2011-05 is to be applied retrospectively and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company does not expect the adoption of these provisions to have a material effect on its financial statements.

Oil and Gas Assets	3 Months Ended
Jul. 31, 2012
Extractive Industries [Abstract]
Oil and Gas Assets

5.	Oil and Gas Assets:

The following table summarizes the oil and gas assets by project:

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7,100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	950,000	-	75,000	-	-	100,000	1,125,000

Disposition of asset	(12,719)	-	-	-	-	-	(12,719)

Balance July 31, 2012	$937,281	$-	$75,000	$-	$-	$100,000	$1,112,281

During the three months ended July 31, 2012, the Company sold assets for $12,719. The Company performed a test of oil and gas assets as of July 31, 2012, and concluded that no further impairments were necessary.

In conjunction with the Preferred B Option (note 11), for a period which is the latter of the Series B Preferred Shares (or the underlying investment rights to buy Series B Preferred Shares) being outstanding or August 28, 2011, Mega Partners 1, LLC (“MP1”), an entity controlled by a Director of the Company who was elected on September 7, 2012, will hold rights to acquire additional property interests as follows:

●	MP1 has the option to acquire up to a 20% proportionate interest in any of the Company’s properties outside of the Deerfield Area by paying a proportionate 133% of the Company’s costs-to-date in respect of such property.

●	MP1 has the option to participate with the Company in any future oil and gas property acquisitions for a proportionate 20% share of any such acquisitions.

(a)	Missouri

As of April 30, 2012, the Company determined it necessary to impair the oil and gas properties by $15,218,009. Management concluded that impairment was necessary after analyzing the current capitalization of the Company and analyzing the capital needs of each of the oil and gas projects. Management’s assessment was based on its lack of success in raising funds necessary to commercialize its assets. The Company impaired the assets to salvage values.

As of July 31, 2012, the Company performed an impairment analysis of the Company’s Missouri assets. The Company concluded that there was no change in salvage value as of July 31, 2012.

During the three months ended July 31, 2012, the company did not recognize any revenue from oil and gas sales. During the year ended April 30, 2012, the Company earned an average price of $76.75 per barrel of oil equivalent (boe and incurred operating expenses of $351.71 per. The Company’s 2012 depletion rate was $46.75 per boe.

(b)	Kentucky

The Company has a 37.5% working interest in the shallow rights and an additional 37.5% working interest in the deep rights in certain oil and gas leases totaling approximately 29,147 unproved net mineral acres (10,930 net acres).

During the three months ended July 31, 2012 and during the year ended April 30, 2012, the Company recorded an impairment charge of $nil and $100,000, respectively, on the Kentucky project as a result of the lack of development activity by the Farmee and the curtailment of Company plans to continue exploration on the project due to a lack of available capital. As a result of these factors and to help raise capital for other purposes the Company is seeking to depose of its interest in this property. To date no offers have been received on the property and the amount that may be ultimately realized is uncertain.

(c)	Montana

The Montana leasehold is in the Devils Basin prospect and totals 1,175 gross acres (881 net). Petro currently owns a 75% working interest in this prospect. Petro has no immediate plans to develop this property. On April 17, 2012 the Teton Prospect leases totaling 2,807 gross acres (1137 net) expired.

As of July 31, 2012, the Company performed an impairment analysis of the Company’s Montana assets. The assets had been written down to salvage value as of April 30, 2012. The Company concluded that there was no change in salvage value as of July 31, 2012.

(d)	Kansas

The Chetopa project consists of a 100% interest in two oil and gas leases covering 385 net mineral acres located two miles south of Chetopa, Kansas. The project was suspended in fiscal 2009. On April 2, 2012, the Company sold its suspended Chetopa pre-commercial heavy oil demonstration project including certain oil and gas equipment and a 100% interest in one oil and gas lease covering 320 net acres for cash consideration of $7,100 and for a royalty of $5 per bbl. on future production with a royalty cap of $1,000,000. One lease of 65 acres expired during the year ended April 30, 2012. During the three months ended July 31, 2012 and during the year ended April 30, 2012 the Company recorded an impairment charge of $nil and $91,114, respectively.

(e)	Texas

At April 30, 2012 all the Company’s Texas leases are expired. As of July 30, 2012, the Company maintains an asset retirement obligation of $208,280 with respect to five remaining wells and leases.

(f)	Other

Other property consists primarily of four used steam generators and related equipment that will be assigned to future projects. In March of 2012, the Company sold one of its five steam generators, located in Lloydminster, Alberta for cash consideration of $219,154. During the three months ended July 31, 2012 and during the year ended April 30, 2012, the Company recorded an impairment charge of $- and $971,043, respectively.

Asset Retirement Obligations	3 Months Ended
Jul. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

6.	Asset Retirement Obligations:

The total future asset retirement obligation was estimated based on the Company’s ownership interest in all wells and facilities, the estimated legal obligations required to retire, dismantle, abandon and reclaim the wells and facilities and the estimated timing of such payments. The Company estimated the present value of its asset retirement obligations at July 31, 2012 and April 30, 2012 based on a future undiscounted liability of $895,292 and $952,292, respectively. These costs are expected to be incurred within one to 24 years. A credit-adjusted risk-free discount rate of 10% and an inflation rate of 2% were used to calculate the present value.

Changes to the asset retirement obligation were as follows:

	July 31, 2012	April 30, 2012
Balance, beginning of period	$627,072	$727,336
Additions	-	-
Disposition	-	(165,325)
Revisions	(57,105)	-
Accretion	13,745	65,061
	583,712	627,072
Less: Current portion for cash flows expected to be incurred within one year	(208,282)	(260,482)
Long-term portion, end of period	$375,430	$366,590

As of July 31, 2012 and April 30, 2012, the Company had $25,000 of reclamation deposits with authorities to secure certain abandonment liabilities in Missouri.

Expected timing of asset retirement obligations:

Year Ended April 30
2013	203,000
2014	122,222
2015	135,556
2016	81,181
Thereafter	353,333
895,292
Effect of discount	(311,580)
Total	$583,712

Convertible Notes and Demand Loans	3 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Convertible Notes and Demand Loans

7.	Convertible Notes and Demand Loans:

In July 2010, the Company closed a financing with a group of its existing shareholders for US $2.5 million of funding. The transactions included the issuance of $2.5 million in senior secured convertible notes (“Senior I Notes”), the conversion of the outstanding Preferred A Shares into approximately $2.5 million junior secured convertible notes (“Junior Notes”) and the reacquisition of a 10% working interest in the Marmaton River and Grassy Creek projects from MPI in exchange for a 2.75% gross overriding royalty on these properties.

On December 28, 2010, January 31, 2011 and March 7, 2011, the Company issued an aggregate of $4.6 million senior secured convertible notes (“Senior II Notes”).

The Senior I and Senior II Notes are senior obligations of the Company secured by the oil and gas assets in the state of Missouri. The Junior Notes are secured by the same assets, but rank behind the Senior I and II Notes in priority.

The investors in the Senior I Notes and the Junior Notes were extended full anti-dilution protection on all convertible securities, including notes and warrants.

For a period of one year following the closing date of each note, the investors in the notes have a right to participate in future financings of the Company.

In the event the Company issues common shares or securities convertible into or exercisable for common shares at a price per share or conversion or exercise price less than the conversion or exercise prices agreed to for each note, the conversion price of the notes and the exercise price of the warrants automatically reduce to such lower prices. The number of warrants outstanding will be increased such that the expected exercise proceeds remain unchanged.

The Company incurred $327,752 of loan fees for the issuance of Senior and Junior Notes which are presented as a deferred asset on the balance sheet and recognized as an expense over the term of the respective notes. During the three months ended July 31, 2012 and 2011, the Company recognized $48,830 and $48,147l as expense.

The table details the amounts recognized for the Senior and Junior Notes at the date of issuance:

	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

The conversion feature and senior warrants amounts recognized are the fair values of the derivative components at issuance date, with the remainder of the proceeds being attributed to the liability components of the notes.

The table details the continuity of convertible notes for the year ended April 30, 2012 and for the three months ended July 31, 2012:

	Face Value of the Notes	Carrying amount of the Notes
Balance, April 30, 2011	$9,451,069	$6,666,263
Issued
Interest and amortization of debt discount	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Issued	-	-
Amortization of debt discount	-	307,682
Balance, July 31, 2012	$9,726,980	$9,405,315

(a)	Senior I Notes

The Senior I Notes pay interest quarterly at an annual rate of 8% in cash or 12% in additional Senior I Notes at the Company’s option until January 30, 2011 and at the holder’s option thereafter. The Senior I Notes mature on January 30, 2012 (currently in default) and are convertible at any time at the holder’s option at a conversion price of $0.50 per common share. The Senior I Notes are also redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 5% repayment premium. Note holders may elect to receive the redemption amount in common shares at the conversion price.

In addition, one warrant was issued to the Senior I Note holders for each $0.50 principal amount of the Senior I Notes for a total of 5,000,000 Senior I Warrants (“Senior I Warrants”). The Senior I Warrants were initially exercisable at $0.50 per share until July 29, 2013. On December 28, 2010, upon the issuance of Senior II notes and Senior II warrants. The conversion price of the Senior I Notes was reduced to $0.20 per share and the number of Senior I Warrants was increased to 12,500,000 and the exercise price reduced to $0.20 per share.

The fair values of the conversion feature and Senior I Warrants were estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.29% - 0.84%, expected volatility of 75% - 100%, and an expected life of 18 months to 3 years.

During the three months ended July 31, 2012 and 2011, the Company accreted the debt discount in the amount of $- and $142,372 respectively. The Company recorded 15% default interest during the three months ended July 31, 2012 and 2011.

(b)	Senior II Notes

The Senior II Notes pay interest quarterly at an annual rate of 8% in cash or 12% in additional Senior II Notes at the Company’s option for the first six months after closing and at the holder’s option thereafter. The Senior II Notes mature on June 28, 2012 (currently in default) and are convertible at any time at the holder’s option at a conversion price of $0.20 per common share. The Senior II Notes are also redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 15% premium due on the investment amount. Note holders may elect to receive the redemption in common shares at the conversion price.

In addition, one warrant has been issued to the Senior II Note holders for each $0.50 principal amount of the Senior Notes for a total of 9,200,000 Senior II Warrants (“Senior II Warrants”). The Senior II Warrants have an exercise price of $0.25 per share, of which 2,400,000 are exercisable until December 28, 2013, 5,600,000 are exercisable until January 31, 2014 and 1,200,000 are exercisable until March 7, 2014.

The fair values of the conversion feature and Senior II Warrants were estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.28% - 1.15%, expected volatility of 120% - 130%, and an expected life of 18 months to 3 years.

During the three months ended July 31, 2012 and 2011, the Company accreted the debt discount in the amount of $229,820 and $93,046 respectively. During the three months ended July 31, 2011, the Company utilized the effective interest method. As of April 30, 2012, the Company changed accounting methods and began utilizing the straight-line method. The Company recorded 15% default interest during the three months ended July 31, 2012 and 2011.

(c)	Junior Notes

The Junior Notes pay interest quarterly at an annual rate of 5% in cash or 7.5% in additional Junior Notes at the Company’s option until January 30, 2011 and at the holder’s option thereafter. The notes are currently in default due to the delinquency in interest payments. The Junior Notes mature on July 30, 2013 and are convertible at any time at the holder’s option at a conversion price of $0.50 per common share. The Junior Notes are redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 5% premium due on the investment amount. Note holders may elect to receive the redemption amount in common shares at the conversion price.

On December 28, 2010, the conversion price of the Junior Notes was reduced to $0.20 per share pursuant to the terms described above.

The fair value of the conversion feature was estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.84%, expected volatility of 100%, and an expected life of 3 years.

During the three months ended July 31, 2012 and 2011, the Company accreted the debt discount in the amount of $77,862 and $2,416 respectively. During the three months ended July 31, 2011, the Company utilized the effective interest method. As of April 30, 2012, the Company changed accounting methods and began utilizing the straight-line method. The Company recorded 15% default interest during the three months ended July 31, 2012 and 2011.

(d)	Demand Loans

On July 16, 2012, the Company entered into a $250,000 Demand Promissory Note (“Demand Loan”) with Petro River. The Demand Loan bears interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured. During the three months ended July 31, 2012, the Company has accrued interest of approximately $822.

Derivatives	3 Months Ended
Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

8.	Derivatives

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618
Change in fair value	742,340	184,789	785,356	178,946	542,068	67,051	2,500,550
Balance, July 31, 2012	$924,000	$211,188	$1,062,540	$350,700	$631,900	$77,840	$3,258,168

At July 31, 2012 and April 30, 2012, the fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.23%-0.27%	0.20%-1.00%	0.20%-0.38%	0.20%-0.27%	0.20%-0.23%
Expected volatility	104%-109%	104%-109%	104%-109%	104%-109%	104%-109%
Expected life	2.1-3.3 years	0.85-4.11 years	0.01-1.25 years	1.00-1.74 years	1.00-1.66 years

The following table summarizes derivative warrants outstanding and exercisable as at July 31, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.08 years
Preferred B Warrants	15,399,125	0.20	3.85 years
Senior I Warrants	12,500,000	0.20	1.00 year
Senior II Warrants	9,200,000	0.25	1.50 years
Consulting Warrants	2,720,000	0.25	1.31 years
	59,069,125	$0.21	2.25 years

(a)	Preferred A Warrants:

In conjunction with the Preferred A Shares issuance in August 2009, the Company issued 15,400,000 warrants (the “Preferred A Warrants”) to the Series A investors. Each Preferred A Warrant allows the holder to purchase a common share at $0.25 per share until August 28, 2014. After May 28, 2010 a cashless conversion option was available only with respect to Preferred A Warrant shares not included for unrestricted public resale in an effective registration statement on the date notice of exercise is given to the Company. All of the Preferred A Warrants are outstanding as at April 30, 2012 and the Company has no effective registration statement in effect related to the Preferred A Warrant shares.

The Preferred A Warrants have similar round-down provisions as the Senior warrants, as a result of which the number of Preferred A Warrants was increased to 19,250,000 at an exercise price of $0.20 on December 28, 2010.

(b)	Preferred B Option:

On August 28, 2009, in conjunction with the Preferred A Share issuance, the Junior Note holders (then holders of Preferred A Shares) received an option to purchase up to 20,000 Series B convertible preferred shares (“Preferred B Shares”) for a stated value of $100 each until November 24, 2010 (extended until June 7, 2011). Each Preferred B Share is convertible into common shares without payment of additional consideration on the basis of 500 common shares for each Preferred B Share converted. (the “Preferred B Option”).

On June 7, 2011, 17,599 Preferred B Options were exercised for gross proceeds of $1,759,900 (convertible into 8,799,995 common shares) and the remaining 2,401 Preferred B Options expired. On June 7, 2011, the date of exercise of Preferred B option, the Company revalued the fair value of Preferred B Option and change in fair value of Preferred B option of $(385,906) was recorded in earning. The fair value of exercised and expired portion of Preferred B option of $5,508,200 and proceeds of $1,759,900 were recorded as additional paid in capital.

In conjunction with the exercise of the Preferred B Options, the Company issued 15,399,125 common share purchase warrants (“Preferred B Warrants”) on the basis of 875 Preferred B Warrants for each Preferred B Share purchased. Each warrant allows the holder to purchase a common share at $0.20 per share until June 7, 2016. After nine months from the date of issuance, a cashless conversion option is provided only with respect to warrant shares not included for unrestricted public resale in an effective registration statement on the date notice of exercise is given to the Company.

The Preferred B Shares and the Preferred B Warrants contained full ratchet provisions in which the conversion prices could be reset in the event of a subsequent down round issuance. In accordance with ASC 815-40-55, these ratchet provisions were bifurcated from the host instrument, valued utilizing a Binomial pricing model and recorded as a derivative liability.

The fair value of Preferred B Shares and Warrants was estimated on the date of issuance at $5,339,700 using a Binomial pricing model based on a risk-free rate of 1.59%, expected volatility of 100%, and an expected life of 2-5 years.

(c)	Consulting Warrants:

During 2010, the Company issued the warrants to consultants for professional services:

				Fair Value
Date of Issue	Number of Warrants	Exercise Price	Expiry Date	Issue Date	July 31, 2012	April 30, 012
July 30, 2010	720,000	$0.25	July 30, 2013	$81,510	$15,840	$1,731
December 28, 2010	2,000,000	$0.25	Dec. 28, 2013	85,300	62,000	9,053
	2,720,000			$166,810	$77,840	$10,789

Stockholders' Deficiency	3 Months Ended
Jul. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Deficiency

9.	Stockholders’ Deficiency:

The authorized capital of the Company consists of 2,250,000,000 common shares par value $0.00001 per share and 5,000,000 preferred shares par value $0.00001 per share. Effective June 20, 2011, the Company’s equity was reverse-split on a one-for-ten basis. All common share, preferred share, warrant and stock option figures disclosed herein are reported on a post reverse-split basis.

Preferred B Shares:

The Company has 29,500 Preferred B Shares authorized.

On June 7, 2011, the Company issued 17,599 Series B convertible preferred shares (the “Preferred B Shares”), with a stated value of $100 for gross cash proceeds of $1,759,900 and convertible into common shares at $0.20 per common share.

The Preferred B Shares carried a cumulative quarterly dividend of 5% payable in cash or, at the Company’s discretion, of 150% of the 5% dividend payable in additional Preferred B Shares. As of July 31, 2012 and April 30, 2012, the Company had declared a total of $429,402 and $367,004, respectively, of accumulated dividends. A portion of the dividends were calculated at 15% (instead of 5%) pursuant to the Preferred B Share Subscription Agreement as the Company did not make the dividend payment when it became due on a quarterly basis.

Stock Based Compensation	3 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

10.	Stock Based Compensation:

The Company has two equity incentive plans. The number of shares reserved for issuance in aggregate under both plans is limited to 10% of the issued and outstanding common shares of Petro. The exercise price, term and vesting schedule of stock options granted are set by the board of directors at the time of grant. Stock options granted under the plans can be exercised on a cashless basis, whereby the employee receives a lesser amount of shares in lieu of paying the exercise price based on the quoted market price of the shares on the exercise date.

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52
Granted	-	-
Expired	-	-
Forfeited	-	-
Cancelled	-	-
Outstanding, July 31, 2012	775,000	$0.52

On June 30, 2011, the Company granted 100,000 stock options to the interim chief executive officer exercisable at $0.50 per share. The options vest in three equal tranches on the first, second and third anniversaries of the grant date. These options expire on June 30, 2015. There were no options granted during the three months ended July 31, 2012.

During the three months ended July 31, 2012 and 2011, the Company recorded stock-based compensation expenses of $4,400 and $22,992, respectively.

As at July 31, 2012, total compensation cost related to non-vested stock options not yet recognized is $14,255 which will be recognized over a weighted average period of 1.65 years.

The following table summarizes information about the options outstanding and exercisable at July 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.71 years	$0.50	650,833	$0.50
$1.50	17,500	0.33 years	$1.50	13,125	$1.50
	775,000	1.65 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Intrinsic value is the Company’s current per share fair value as quoted on the Over the Counter Bulletin Board on the balance sheet date less the current exercise price.

In April 2011, the Company granted 480,000 warrants to certain officers and directors as recognition of past service contributions for which the $152,010 estimated fair value was recognized on the date of issuance. The warrants are exercisable at $0.50 per share until April 5, 2014

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding and exercisable, April 30, 2011	480,000	$0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	0.50	1.9 years
Outstanding and exercisable, July 31, 2012	480,000	$0.50	1.65 years
Aggregate Intrinsic Value	$-	-	-

The fair value of compensation warrants was estimated using the Black-Scholes pricing model with the following assumptions: 0% dividends, 130% expected volatility, 15% forfeiture rate, 1.33% risk-free interest rate and an expected life of 3 years.

Related Party Transactions	3 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

11.	Related Party Transactions:

At April 30, 2012, $302,536 long-term receivable is for capital and operating costs owing from MP1 on the Marmaton River and Grassy Creek projects in Missouri. MP1 is controlled by one of the Company’s Directors who was appointed a Director of the Company on September 7, 2012. In July 2010, the Company and MP1 entered into an arrangement whereby the Company reacquired the remaining 10% working interest in the projects in exchange for a 2.75% gross overriding royalty (“GOR”). Under this arrangement, the Company will recover the balance owing from 50% of the GOR payments to the partner. During the time the receivable is outstanding, the Company earns interest on the outstanding balance at the U.S bank prime rate plus 3%. Included in the reported amount receivable is $32,515 of interest earned on the outstanding balance. As of April 30, 2012, the outstanding receivable of $302,536 was fully reserved for $302,536. In addition, the Company ceased to record additional interest on the receivable as of April 30, 2012.

During the three months ended July 31, 2012, the Company paid $52,500 in professional fees to a law firm, where the former corporate secretary of the Company is a partner. As of July 31, 2012, the company owes the law firm $51,465.

Segment Information	3 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Segment Information

12.	Segment Information:

Petro presently has one reportable business segment, that being oil and gas exploration and exploitation. Petro’ corporate and administrative operations are conducted in both Canada and the United States, while all of the oil and gas properties and operations are located in the United States.

	Three Months ended July 31, 2012
	Canada	USA	Consolidated
Revenue	$-	$-	$-
Expenses	241,527	3,410,128	3,651,655
Loss	(241,527)	(3,410,128)	(3,651,655)
Oil and gas assets	100,000	1,012,281	1,112,281
Property and equipment	-	7,244	7,244
Oil and gas asset additions	-	-	-
Oil and gas asset impairment	-	-	-
Property and equipment additions	-	-	-

	Three Months ended July 31, 2011
	Canada	USA	Consolidated
Revenue	$-	$362,273	$362,273
Expenses	291,963	(10,890,480)	(10,598,517)
Net income (loss)	(291,963)	11,252,753	10,960,790
Oil and gas assets	1,303,158	16,737,302	18,040,460
Property and equipment	3,852	3,431	7,283
Oil and gas asset additions	-	202,800	202,800
Oil and gas asset impairment	-	-	-
Property and equipment additions	-	3,709	3,709

Fair Value Measurements	3 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

13.	Fair Value Measurements:

The carrying values of cash and cash equivalents, cash in escrow, restricted cash, accounts payable and accrued liabilities approximate fair values due to their short terms to maturity. The long-term receivable is reported at amortized cost which approximates fair value.

The Company’s financial liabilities are reported at fair value as presented in the following tables:

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
July 31, 2012
Liability portion of convertible notes	$9,405,315	$9,726,981	$-	$9,726,981	$-

July 31, 2012
Derivatives:
Consulting warrants	$77,840	$77,840	$-	$-	$77,840
Junior and Senior Notes and Warrants	982,600	982,600	-	-	982,600
Preferred A Warrants	924,000	924,000	-	-	924,000
Preferred B Option and Shares	1,273,728	1,273,728	-	-	1,273,728
	$3,258,168	$3,258,168	$-	$-	$3,258,168

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2012
Liability portion of convertible notes:
Current portion	$2,529,200	$2,529,200	$-	$2,529,200	$-
Long-term portion	6,568,433	7,197,781	-	7,197,781	-
	$9,097,633	$9,726,981	$-	$9,726,981	$-

April 30, 2012
Derivatives:
Consulting warrants	$10,789	$10,789	$-	$-	$10,789
Junior and Senior Notes and Warrants	261,586	261,586	-	-	261,586
Preferred A Warrants	181,660	181,660	-	-	181,660
Preferred B Option and Shares	303,583	303,583	-	-	303,583
	$757,618	$757,618	$-	$-	$757,618

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended July 31, 2012:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, April 30, 2012	$757,618	$757,618

Change in fair value of derivative liability included in net loss	2,500,550	2,500,550

Transfers in and/or out of Level 3	-	-

Balance, July 31, 2012	$3,258,168	$3,258,168

Contingency and Contractual Obligations	3 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingency and Contractual Obligations

14.	Contingency and Contractual Obligations:

(a)	Contingency:

In January 2010, the Company experienced a flood in its office premises as a result of a broken water pipe. There was significant damage to the premises rendering them unusable until remediation had been completed by the landlord. Pursuant to the lease contract, the Company has asserted that rent should be abated during the remediation process and accordingly, the Company has not paid rent since December 2009. During the remediation process, the Company engaged an independent environmental testing company to test for air quality and for the existence of other potentially hazardous conditions. The testing revealed the existence of potentially hazardous mold and the consultant provided specific written instructions for the effective remediation of the premises. During the remediation process, the landlord did not follow the consultant’s instructions and correct the potentially hazardous mold situation and subsequently in June 2010 gave notice and declared the premises to be ready for occupancy. The Company re-engaged the consultant to re-test the premises and the testing results again revealed the presence of potentially hazardous mold. The Company has determined that the premises are not fit for re-occupancy and considers the landlord to be in default of the lease and the lease terminated.

The landlord disputes the Company’s position and has given notice that it considers the Company to be in default of the lease for failure to re-occupy the premises.

In addition, the landlord has claimed that the Company owes monthly rent for the premises from January 2010 to June 30, 2010 in the amount of $247,348 and has claimed that, as a result of the alleged default, pursuant to the terms of the lease, the Company owes three months accelerated rent in the amount of $114,837. The landlord has also asserted that the Company would be liable for an amount up to the full lease obligation of $1,596,329 which otherwise would have been due as follows:

Year Ended April 30
2011	$473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter	-
Total	$1,596,329

To date, no legal action has been commenced by the landlord and the cost, if any, to the Company is not determinable. Accordingly, no amounts related to rent or the disputed lease obligation have been recorded in these financial statements.

Subsequent Events	3 Months Ended
Jul. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

15.	Subsequent Events:

On September 6, 2012, the Company entered into a $125,000 Demand Promissory Note (“Note”) with Petro River. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

On October 3, 2012, the Company entered into a $100,000 Demand Promissory Note (“Note”) with Petro River. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

On November 8, 2012, the Company entered into a $350,000 Demand Promissory Note (“Note”) with Petro River. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

During September 2011 and, again, in August 2012, the Company was cease traded by the Alberta and British Columbia Securities Commissions for failure to file certain financial information. The Company made the required filings with regard to the 2011 cease trade orders and the Alberta and British Columbia cease trade orders were rescinded. The Company has made the required filings with regard to the 2012 cease trade orders and believes that the Alberta and British Columbia cease trade orders will be rescinded. However, as of the date of the filing of this report the cease trade orders have not been rescinded and no assurances can be given as to when or if they will be rescinded. Until these cease trade orders are rescinded the Company’s ability to raise capital is significantly restricted.

Effective September 12, 2012, the Company’s authorized capital consisted of 2,250,000,000 shares of common stock, par value $0.00001 per share, and 5,000,000 shares of preferred stock, par value $0.00001 per share. The shares of preferred and common stock are retrospectively restated on the accompanying condensed consolidated financial statements.

On September 11, 2012, the Company re-organized under the laws of the State of Delaware. Prior to September 11, 2012, and at April 30, 2012, the Company was organized under the laws of Alberta, Canada.

In September of 2011, Petro shut in all operations in Missouri, having been unable to secure sufficient funding on commercially acceptable terms to follow through to commercially successful exploitation of its Missouri reserves. Since that time, the Corporation has actively sought sources of financing, joint ventures, partnerships or other arrangements to allow it to follow through to commercially successful exploitation of its Missouri reserves. In October 2012, as part of a production sharing agreement with Houston based company, hot gas injection has been initiated in one seven well pattern at Petro’s Grassy Creek project. For the six month period of the test, Petro assigned to the consulting firm exclusive access to its wells and facilities on the 320 acre Grassy Geek lease for purposes of the test.

Subsequent to the preparation of our Reserves Evaluation Report by GLJ Petroleum Consultants on August 2, 2012, the Corporation held a special meeting of shareholders on September 7, 2012. At that meeting shareholders elected a five member Board of Directors of which four were new to the Board and one was a member of the previous Board. At that meeting shareholders approved the continuance of the Corporation from Alberta to Delaware, as well as a change of name from Gravis Oil Corporation to Petro River Oil Corporation. During the fall of 2011, the Company determined that it did not have sufficient capital to continue development of operation so it suspended all such operations at that time. The Corporation determined that in the absence of a definite source of funds to re-start the Missouri projects in the foreseeable future, it would record an impairment of value of the Missouri properties of US $15,218,209 resulting in a remaining book value of US $950,000. It is the Corporation’s view and that the Reserves Report prepared by GJL is valid as at April 30, 2012, but that in light of subsequent events and if sufficient financing is not arranged to restart operations at full scale by April 30, 2013, a further downward revision of reserves may be recorded as at April 30, 2013.

Significant Accounting Policies (Policies)	3 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

(a)	Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include volumes of oil and natural gas reserves, abandonment obligations, impairment of oil and natural gas properties, depreciation, depletion and amortization, income taxes, fair value of derivatives liabilities and other financial instruments, and contingencies.

Oil and gas reserve estimates, which are the basis for unit-of-production depletion and the full cost ceiling test, have a number of inherent uncertainties. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing, and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserve estimates are often different from the quantities of oil and gas that are ultimately recovered. In addition, reserve estimates are vulnerable to changes in prices of crude oil and gas. Such prices have been volatile in the past and can be expected to be volatile in the future.

Cash and Cash Equivalents

(b)	Cash and Cash Equivalents:

Cash and cash equivalents include all highly liquid monetary instruments with original maturities of three months or less when purchased to be cash equivalents. These investments are carried at cost, which approximates fair value. Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”).

Oil and Gas Operations

(c)	Oil and Gas Operations:

Oil and Gas Properties: The Company uses the full-cost method of accounting for its exploration and development activities. Under this method of accounting, the cost of both successful and unsuccessful exploration and development activities are capitalized as oil and gas property and equipment. Proceeds from the sale or disposition of oil and gas properties are accounted for as a reduction to capitalized costs unless the gain or loss would significantly alter the relationship between capitalized costs and proved reserves of oil and natural gas attributable to a country, in which case a gain or loss would be recognized in the statement of operations. The Company has defined a cost center by country. Currently, all of the Company’s oil and gas properties are located within the continental United States, its sole cost center.

Oil and gas properties may include costs that are excluded from costs being depleted. Oil and gas costs excluded represent investments in unproved properties and major development projects in which the Company owns a direct interest. These unproved property costs include nonproducing leasehold, geological and geophysical costs associated with leasehold or drilling interests and in process exploration drilling costs. All costs excluded are reviewed at least quarterly to determine if impairment has occurred.

Proved Oil and Gas Reserves: In accordance with Rule 4-10 of SEC Regulation S-X, proved oil and gas reserves are the estimated quantities of crude oil, natural gas and natural gas liquids which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. The price used to establish economic producibility is the average price during the 12-month period preceding the end of the entity’s fiscal year and calculated as the un-weighted arithmetic average of the first-day-of-the-month price for each month within such 12-month period.

Ceiling Test: Under the full-cost method of accounting, a ceiling test is performed quarterly. The full-cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test determines a limit on the carrying value of oil and gas properties. The capitalized costs of proved oil and gas properties, net of accumulated depreciation, depletion, amortization, and impairment and the related deferred income taxes, may not exceed the estimated future net cash flows from proved oil and gas reserves, excluding future cash outflows associated with settling asset retirement obligations that have been accrued on the balance sheet, generally using current prices (with consideration of price changes only to the extent provided by contractual arrangements) as of the date of the latest balance sheet presented and including the effect of derivative instruments that qualify as cash flow hedges, discounted at 10%, net of related tax effects, plus the cost of unevaluated properties and major development projects excluded from the costs being amortized. If capitalized costs exceed this limit, the excess is charged to expense and reflected as additional accumulated depreciation, depletion, amortization and impairment. In the application of the full-cost method, the term “current price” means the average price during the 12-month period prior to the end of the entity’s fiscal year determined as the un-weighted arithmetical average of the prices on the first day of each month within the 12-month period.

In accordance with SEC Staff Accounting Bulletin (“SAB”) No. 103, “Update of Codification of Staff Accounting Bulletins ,” derivative instruments qualifying as cash flow hedges are to be included in the computation of the limitation on capitalized costs. The Company has not accounted for its derivative contracts as cash flow hedges. Accordingly, the effect of these derivative contracts has not been considered in calculating the full cost ceiling limitation as of July 31, 2012 and April 30, 2012.

Depletion, Depreciation and Amortization: Depletion, depreciation and amortization is provided using the unit-of-production method based upon estimates of proved oil and gas reserves with oil and gas production being converted to a common unit of measure based upon their relative energy content. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is deducted from the capitalized costs to be amortized. Once the assessment of unproved properties is complete and when major development projects are evaluated, the costs previously excluded from amortization are transferred to the full cost pool and amortization begins. The amortizable base includes estimated future development costs and where significant, dismantlement, restoration and abandonment costs, net of estimated salvage value.

In arriving at rates under the unit-of-production method, the quantities of recoverable oil and natural gas reserves are established based on estimates made by the Company’s geologists and engineers which require significant judgment, as does the projection of future production volumes and levels of future costs, including future development costs. In addition, considerable judgment is necessary in determining when unproved properties become impaired and in determining the existence of proved reserves once a well has been drilled. All of these judgments may have significant impact on the calculation of depletion expense. There have been no material changes in the methodology used by the Company in calculating depletion of oil and gas properties under the full cost method during the three months ended July 31, 2012 and 2011.

Asset Retirement Obligations

(d)	Asset Retirement Obligations:

The Company recognizes a liability for the estimated fair value of site restoration and abandonment costs when the obligations are legally incurred and the fair value can be reasonably estimated. The fair value of the obligations is based on the estimated cash flow required to settle the obligations discounted using the Company’s credit adjusted risk-free interest rate. The obligation is recorded as a liability with a corresponding increase in the carrying amount of the oil and gas assets. The capitalized amount will be depleted on a unit-of-production method. The liability is increased each period, or accretes, due to the passage of time and a corresponding amount is recorded in the statement of operations. Revisions to the estimated fair value would result in an adjustment to the liability and the capitalized amount in oil and gas assets.

Foreign Currency Translation

(e)	Foreign Currency Translation:

US dollar is the functional currency of the Company and its subsidiaries. Monetary assets and liabilities denominated in foreign currencies are translated to US dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities at the exchange rates in effect at the time of the transactions. Revenues and expenses are translated to US dollars at rates approximating exchange rates in effect at the time of the transactions. Translation exchange gains and losses resulting from the period-end translation of assets and liabilities denominated in foreign currencies are recorded in other comprehensive income or loss, on the statement of equity. Transaction gains or losses are recognized through earnings.

Oil Revenue

(f)	Oil Revenue:

Sales of oil, net of any royalties, are recognized when oil has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale is reasonably assured, and the sales price is fixed or determinable. We sell oil on a monthly basis. Virtually all of our contracts’ pricing provisions are tied to a market index, with certain adjustments based on, among other factors, whether a well delivers to a gathering or transmission line, quality of the oil, and prevailing supply and demand conditions, so that the price of the oil fluctuates to remain competitive with other available oil supplies.

Stock-Based Compensation

(g)	Stock-Based Compensation:

Generally, all forms of stock-based compensation, including stock option grants, warrants, and restricted stock grants are measured at their fair value utilizing an option pricing model on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from stock-based compensation are recorded in general and administrative expense in the consolidated statement of operations, depending on the nature of the services provided.

Income Taxes

(h)	Income Taxes:

The Company follows the asset and liability method of tax allocation accounting. This method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial accounting bases and tax bases of assets and liabilities. The tax benefits of tax loss carry-forwards and other deferred taxes are recorded as an asset to the extent that management assesses the utilization of such assets to be more likely than not. Deferred tax assets and liabilities are measured using the tax rate in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates of deferred tax assets and liabilities is recognized in income in the year of the enacted rate change. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes interest and penalties related to uncertain tax positions in the statement of operations. During the year ended April 30, 2012 the Company incurred penalties and interest of approximately $32,000 with the Canadian Revenue Agency. Through October 15, 2012, the Company has paid $10,000 of the outstanding penalties and interest.

Per Share Amounts

(i)	Per Share Amounts:

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for the three months ended July 31, 2012, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Common share equivalents excluded at July 31, 2012 an aggregate of 117,759,023 shares of common stock.

There is no difference between the basic and diluted per share amounts as the effects of the convertible notes, derivative warrants, Preferred A Warrants, Preferred B share, Preferred B warrants stock options, consulting and compensation warrants are anti-dilutive.

The Company had the following common stock equivalents at July 31, 2012 and 2011:

As at	July 31 2012	July 31, 2011
Preferred A Shares	-	-
Preferred A Warrants	19,250,000	19,250,000
Preferred B Shares	8,799,995	8,799,500
Preferred B Warrants	15,399,125	15,399,125
Senior I Notes	12,646,000	11,750,000
Senior I Warrants	12,500,000	12,500,000
Senior II Notes	23,000,000	23,000,000
Senior II Warrants	9,200,000	9,200,000
Junior Notes	12,988,903	12,505,340
Consulting Warrants	2,720,000	2,720,000
Stock Options	775,000	1,404,300
Compensation Warrants	480,000	480,000
	117,759,023	117,008,265

Fair Value of Financial Instruments

(j)	Fair Value of Financial Instruments:

All financial instruments, including derivatives, are to be recognized on the balance sheet initially at fair value. Subsequent measurement of all financial assets and liabilities except those held-for-trading and available for sale are measured at amortized cost determined using the effective interest rate method. Held-for-trading financial assets are measured at fair value with changes in fair value recognized in earnings. Available-for-sale financial assets are measured at fair value with changes in fair value recognized in comprehensive income and reclassified to earnings when derecognized or impaired.

At each balance sheet date, the Company assesses financial assets for impairment with any impairment recorded in the consolidated statement of operations. To assess loans and receivables for impairment, the Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces loans and receivables to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of the time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.

Market risk is the risk that changes in commodity prices will affect the Company’s oil sales, each flows or the value of its financial instruments. The objectives of commodity price risk management is to manage and control market risk exposures within acceptable limits while maximizing returns.

The Company is exposed to change in oil prices which impact its revenues and to change in natural gas process which impact its operating expenses.

The Company does not utilize financial derivatives or other contracts to manage commodity price risks.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritized the inputs into three broad levels:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Derivatives

(k)	Derivatives:

The Company evaluates all financial instruments for freestanding and embedded derivatives. Warrants and conversion features related to convertible notes and preferred shares do not have readily determinable fair values and therefore require significant management judgment and estimation. The Company uses the Binomial pricing model to estimate the fair value of warrant and note conversion feature at the end of each applicable reporting period. Changes in the fair value of these derivatives during each reporting period are included in the statement of operations. Inputs into the Binomial pricing model require estimates, including such items as estimated volatility of the Company’s stock risk-free interest rate and the estimated life of the financial instruments being fair valued.

Subsequent Events
(l)	Subsequent Events:
The Company evaluates subsequent events through the date when condensed consolidated financial statements are issued.
Reclassifications

(m)	Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation. The loss from operations decreased by approximately $12.5 million during three months ended July 31, 2011. The $12.5 million was reclassified to other income and expense with no impact on net loss and earnings per share.

Segment Reporting

(n)	Segment Reporting

In accordance with ASC 280 “Segment Reporting”, operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. Our chief decision maker, as defined under the FASB’s guidance, is the Chief Executive Officer. It is determined that the Company operates in one business segment and two geographic segments, Canada and the United States of America.

Recent Accounting Pronouncements

(o)	Recent Accounting Pronouncements:

In July 2012, the FASB issued the Accounting Standards Update or ASU, 2012-02, Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment, that allows entities to have the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of these provisions to have a significant effect on its financial statements.

In December 2011, the FASB issued the ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, that deferred the effective date for amendments to the presentation of reclassifications of items out of other comprehensive income. ASU 2011-12 was issued to allow the FASB time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. During the redeliberation period, entities will continue to report reclassifications out of accumulated other comprehensive income using guidance in effect before ASU 2011-05 was issued. ASU 2011-05 is to be applied retrospectively and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company does not expect the adoption of these provisions to have a material effect on its financial statements.

Significant Accounting Policies (Tables)	3 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Schedule Of Potential Common Stock Equivalents

The Company had the following common stock equivalents at July 31, 2012 and 2011:

As at	July 31 2012	July 31, 2011
Preferred A Shares	-	-
Preferred A Warrants	19,250,000	19,250,000
Preferred B Shares	8,799,995	8,799,500
Preferred B Warrants	15,399,125	15,399,125
Senior I Notes	12,646,000	11,750,000
Senior I Warrants	12,500,000	12,500,000
Senior II Notes	23,000,000	23,000,000
Senior II Warrants	9,200,000	9,200,000
Junior Notes	12,988,903	12,505,340
Consulting Warrants	2,720,000	2,720,000
Stock Options	775,000	1,404,300
Compensation Warrants	480,000	480,000
	117,759,023	117,008,265

Oil and Gas Assets (Tables)	3 Months Ended
Jul. 31, 2012
Extractive Industries [Abstract]
Schedule of Oil And Gas Assets

The following table summarizes the oil and gas assets by project:

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7,100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	950,000	-	75,000	-	-	100,000	1,125,000

Disposition of asset	(12,719)	-	-	-	-	-	(12,719)

Balance July 31, 2012	$937,281	$-	$75,000	$-	$-	$100,000	$1,112,281

Asset Retirement Obligations (Tables)	3 Months Ended
Jul. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes to Asset Retirement Obligation

Changes to the asset retirement obligation were as follows:

	July 31, 2012	April 30, 2012
Balance, beginning of period	$627,072	$727,336
Additions	-	-
Disposition	-	(165,325)
Revisions	(57,105)	-
Accretion	13,745	65,061
	583,712	627,072
Less: Current portion for cash flows expected to be incurred within one year	(208,282)	(260,482)
Long-term portion, end of period	$375,430	$366,590

Expected Timing of Asset Retirement Obligations	Expected timing of asset retirement obligations:
Year Ended April 30
2013	203,000
2014	122,222
2015	135,556
2016	81,181
Thereafter	353,333
895,292
Effect of discount	(311,580)
Total	$583,712

Convertible Notes and Demand Loans (Tables)	3 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Summary of Senior and Junior Notes

The table details the amounts recognized for the Senior and Junior Notes at the date of issuance:

	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

Summary of Convertible Notes

The table details the continuity of convertible notes for the year ended April 30, 2012 and for the three months ended July 31, 2012:

	Face Value of the Notes	Carrying amount of the Notes
Balance, April 30, 2011	$9,451,069	$6,666,263
Issued
Interest and amortization of debt discount	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Issued	-	-
Amortization of debt discount	-	307,682
Balance, July 31, 2012	$9,726,980	$9,405,315

Derivatives (Tables)	3 Months Ended
Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instruments

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618
Change in fair value	742,340	184,789	785,356	178,946	542,068	67,051	2,500,550
Balance, July 31, 2012	$924,000	$211,188	$1,062,540	$350,700	$631,900	$77,840	$3,258,168

Fair Values of Derivative Instruments Weighted Average Assumptions

At July 31, 2012 and April 30, 2012, the fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.23%-0.27%	0.20%-1.00%	0.20%-0.38%	0.20%-0.27%	0.20%-0.23%
Expected volatility	104%-109%	104%-109%	104%-109%	104%-109%	104%-109%
Expected life	2.1-3.3 years	0.85-4.11 years	0.01-1.25 years	1.00-1.74 years	1.00-1.66 years

Summary of Derivative Warrants Outstanding and Exercisable

The following table summarizes derivative warrants outstanding and exercisable as at July 31, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.08 years
Preferred B Warrants	15,399,125	0.20	3.85 years
Senior I Warrants	12,500,000	0.20	1.00 year
Senior II Warrants	9,200,000	0.25	1.50 years
Consulting Warrants	2,720,000	0.25	1.31 years
	59,069,125	$0.21	2.25 years

Summary of Warrants

During 2010, the Company issued the warrants to consultants for professional services:

				Fair Value
Date of Issue	Number of Warrants	Exercise Price	Expiry Date	Issue Date	July 31, 2012	April 30, 012
July 30, 2010	720,000	$0.25	July 30, 2013	$81,510	$15,840	$1,731
December 28, 2010	2,000,000	$0.25	Dec. 28, 2013	85,300	62,000	9,053
	2,720,000			$166,810	$77,840	$10,789

Stock Based Compensation (Tables)	3 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Stock Options

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52
Granted	-	-
Expired	-	-
Forfeited	-	-
Cancelled	-	-
Outstanding, July 31, 2012	775,000	$0.52

Summary of Options Outstanding and Exercisable

The following table summarizes information about the options outstanding and exercisable at July 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.71 years	$0.50	650,833	$0.50
$1.50	17,500	0.33 years	$1.50	13,125	$1.50
	775,000	1.65 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Summary of Warrants Outstanding and Exercisable

In April 2011, the Company granted 480,000 warrants to certain officers and directors as recognition of past service contributions for which the $152,010 estimated fair value was recognized on the date of issuance. The warrants are exercisable at $0.50 per share until April 5, 2014

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding and exercisable, April 30, 2011	480,000	$0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	0.50	1.9 years
Outstanding and exercisable, July 31, 2012	480,000	$0.50	1.65 years
Aggregate Intrinsic Value	$-	-	-

Segment Information (Tables)	3 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Information

Petro presently has one reportable business segment, that being oil and gas exploration and exploitation. Petro’ corporate and administrative operations are conducted in both Canada and the United States, while all of the oil and gas properties and operations are located in the United States.

	Three Months ended July 31, 2012
	Canada	USA	Consolidated
Revenue	$-	$-	$-
Expenses	241,527	3,410,128	3,651,655
Loss	(241,527)	(3,410,128)	(3,651,655)
Oil and gas assets	100,000	1,012,281	1,112,281
Property and equipment	-	7,244	7,244
Oil and gas asset additions	-	-	-
Oil and gas asset impairment	-	-	-
Property and equipment additions	-	-	-

	Three Months ended July 31, 2011
	Canada	USA	Consolidated
Revenue	$-	$362,273	$362,273
Expenses	291,963	(10,890,480)	(10,598,517)
Net income (loss)	(291,963)	11,252,753	10,960,790
Oil and gas assets	1,303,158	16,737,302	18,040,460
Property and equipment	3,852	3,431	7,283
Oil and gas asset additions	-	202,800	202,800
Oil and gas asset impairment	-	-	-
Property and equipment additions	-	3,709	3,709

Fair Value Measurements (Tables)	3 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Liabilities on Recurring and Nonrecurring Basis

The Company’s financial liabilities are reported at fair value as presented in the following tables:

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
July 31, 2012
Liability portion of convertible notes	$9,405,315	$9,726,981	$-	$9,726,981	$-

July 31, 2012
Derivatives:
Consulting warrants	$77,840	$77,840	$-	$-	$77,840
Junior and Senior Notes and Warrants	982,600	982,600	-	-	982,600
Preferred A Warrants	924,000	924,000	-	-	924,000
Preferred B Option and Shares	1,273,728	1,273,728	-	-	1,273,728
	$3,258,168	$3,258,168	$-	$-	$3,258,168

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2012
Liability portion of convertible notes:
Current portion	$2,529,200	$2,529,200	$-	$2,529,200	$-
Long-term portion	6,568,433	7,197,781	-	7,197,781	-
	$9,097,633	$9,726,981	$-	$9,726,981	$-

April 30, 2012
Derivatives:
Consulting warrants	$10,789	$10,789	$-	$-	$10,789
Junior and Senior Notes and Warrants	261,586	261,586	-	-	261,586
Preferred A Warrants	181,660	181,660	-	-	181,660
Preferred B Option and Shares	303,583	303,583	-	-	303,583
	$757,618	$757,618	$-	$-	$757,618

Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended July 31, 2012:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, April 30, 2012	$757,618	$757,618

Change in fair value of derivative liability included in net loss	2,500,550	2,500,550

Transfers in and/or out of Level 3	-	-

Balance, July 31, 2012	$3,258,168	$3,258,168

Contingency and Contractual Obligations (Tables)	3 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Lease Obligations for the Fiscal Years

The landlord has also asserted that the Company would be liable for an amount up to the full lease obligation of $1,596,329 which otherwise would have been due as follows:

Year Ended April 30
2011	$473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter	-
Total	$1,596,329

Organization and Going Concern (Details Narrative) (USD $)	3 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Organization And Going Concern
Working capital deficiency	$ 13,000,000
Accumulated deficit	$ (150,102,539)	$ (146,388,486)
Percentage of issued and outstanding common shares	$ 0.025

Change in Reporting and Functional Currency (Details Narrative) (USD $)	3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Change In Reporting And Functional Currency
Recognition of cumulative foreign currency translation adjustment	$ (3,836)

Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended	3 Months Ended
	Oct. 15, 2012	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Accounting Policies [Abstract]
Derivative instruments qualifying as cash flow hedges discounted rate		10.00%
Penalties and interest incurred				$ 32,000
Outstanding penalties and interest paid	10,000
Excluded common share equivalents		117,759,023
Loss from operations decreased reclassified to other income		$ (3,151,718)	$ 12,459,641

Significant Accounting Policies - Schedule of Potential Common Stock Equivalents (Details)	Jul. 31, 2012	Jul. 31, 2011
Potential common stock equivalent shares	117,759,023	117,008,265
Junior Notes [Member]
Potential common stock equivalent shares	12,988,903	12,505,340
Preferred B Shares [Member]
Potential common stock equivalent shares	8,799,995
Preferred A Shares [Member]
Potential common stock equivalent shares
Preferred A Warrants [Member]
Potential common stock equivalent shares	19,250,000	19,250,000
Preferred B Warrants [Member]
Potential common stock equivalent shares	15,399,125	15,399,125
Senior I Notes [Member]
Potential common stock equivalent shares	12,646,000	11,750,000
Senior I Warrants [Member]
Potential common stock equivalent shares	12,500,000	12,500,000
Senior II Notes [Member]
Potential common stock equivalent shares	23,000,000	23,000,000
Senior II Warrants [Member]
Potential common stock equivalent shares	9,200,000	9,200,000
Consulting Warrants [Member]
Potential common stock equivalent shares	2,720,000	2,720,000
Stock Options [Member]
Potential common stock equivalent shares	775,000	1,404,300
Compensation Warrants [Member]
Potential common stock equivalent shares	480,000	480,000
Preferred B Shares [Member]
Potential common stock equivalent shares		8,799,500

Oil and Gas Assets (Details Narrative) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Aug. 28, 2011	Jul. 31, 2010	Jul. 01, 2010	Jul. 31, 2012 Missouri [Member] Boe	Apr. 30, 2012 Missouri [Member]	Jul. 31, 2012 Kentucky [Member] Area	Apr. 30, 2012 Kentucky [Member]	Jul. 31, 2012 Montana [Member]	Apr. 30, 2012 Montana [Member]	Apr. 30, 2012 Montana [Member] Devils Basin Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 17, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Parent Company [Member]	Apr. 02, 2012 Kansas [Member] Area	Jul. 31, 2012 Kansas [Member] Area	Apr. 30, 2012 Kansas [Member] Area	Jul. 31, 2012 Texas [Member]	Apr. 30, 2012 Texas [Member]	Jul. 31, 2012 Other Country [Member]	Apr. 30, 2012 Other Country [Member]
Proportionate interest in properties				20.00%													100.00%	100.00%
Percentage of total cost to date				133.00%
Percentage of working interest					10.00%	10.00%			37.50%							75.00%
Percentage of gross overriding royalty interest					2.75%	2.75%
Gross acres of oil and gas leases													1,175		2,807
Acres sold for cash considerations																	320		320
Proceeds from sale of land																	$ 7,100		$ 7,100
Impairment of oil and gas assets			(16,380,166)					(15,218,009)		(100,000)									(91,114)				(971,043)
Average price per barrel of oil equivalent							76.75
Operating expenses per barrel of oil equivalent							351.71
Depletion rate per barrel of oil equivalent							46.75
Percentage of additional working interest									37.50%
Unproved net mineral acres oil and gas leases									29,147
Net mineral acres oil and gas leases									(10,930)				(881)	1,137				385
Royalty per barrel of oil																	5
Royalty																	1,000,000
Acres of land expired																		65
Proceeds from sale of steam generators																						219,154
Cash proceeds from disposition assets	12,719
Asset retirement obligations	$ 375,430		$ 366,590																	$ 208,280

Oil and Gas Assets - Schedule of Oil and Gas Assets (Details) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Balance at beginning	$ 1,125,000	$ 17,975,830	$ 17,975,830
Additions		18,040,460	23,409
Disposals/ Disposition	(12,719)		(431,989)
Depletion		(138,170)	(261,061)
Impairment			(16,380,166)
Foreign currency translation			(21,023)
Balance at end	1,112,281		1,125,000
Missouri [Member]
Balance at beginning	950,000	16,364,000	16,364,000
Additions			243,409
Disposals/ Disposition	(12,719)		(178,339)
Depletion			(261,061)
Impairment			(15,218,009)
Foreign currency translation
Balance at end	937,281		950,000
Kentucky [Member]
Balance at beginning		100,000	100,000
Additions
Disposals/ Disposition
Depletion
Impairment			(100,000)
Foreign currency translation
Balance at end
Montana [Member]
Balance at beginning	75,000	75,000	75,000
Additions
Disposals/ Disposition
Depletion
Impairment
Foreign currency translation
Balance at end	75,000		75,000
Kansas [Member]
Balance at beginning		98,214	98,214
Additions
Disposals/ Disposition			(7,100)
Depletion
Impairment			(91,114)
Foreign currency translation
Balance at end
Texas [Member]
Balance at beginning
Additions
Depletion
Impairment
Foreign currency translation
Balance at end
Other Country [Member]
Balance at beginning	100,000	1,338,616	1,338,616
Additions
Disposals/ Disposition			(246,550)
Depletion
Impairment			(971,043)
Foreign currency translation			(21,023)
Balance at end	$ 100,000		$ 100,000

Asset Retirement Obligations (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Future undiscounted liability	$ 895,292	$ 952,292
Costs are expected to be incurred, minimum period	1 year
Costs are expected to be incurred, maximum period	24 years
Credit-adjusted risk-free discount rate	10.00%
Percentage of inflation rate	2.00%
Reclamation deposits	$ 25,000	$ 25,000

Asset Retirement Obligations - Summary of Changes to Asset Retirement Obligation (Details) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year	$ 627,072	$ 727,336	$ 727,336
Additions
Disposition			(165,325)
Revisions	(57,105)
Accretion	(13,745)	(15,873)	65,061
Balance, end of year	583,712		627,072
Current portion for cash flows expected to be incurred within one year	(208,282)		(260,482)
Long-term portion, end of year	$ 375,430		$ 366,590

Asset Retirement Obligations - Expected Timing of Asset Retirement Obligations (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Asset retirement obligations	$ 583,712	$ 627,072	$ 727,336
2013 [Member]
Asset retirement obligations	203,000
2014 [Member]
Asset retirement obligations	122,222
2015 [Member]
Asset retirement obligations	135,556
2016 [Member]
Asset retirement obligations	81,181
Thereafter [Member]
Asset retirement obligations	353,333
Total [Member]
Asset retirement obligations	895,292
Effect Of Discountl [Member]
Asset retirement obligations	$ (311,580)

Convertible Notes and Demand Loans (Details Narrative) (USD $)	0 Months Ended						1 Months Ended	3 Months Ended							0 Months Ended		3 Months Ended					3 Months Ended			0 Months Ended		3 Months Ended
	Nov. 08, 2012	Oct. 03, 2012	Sep. 06, 2012	Jul. 16, 2012	Dec. 28, 2010	Jul. 31, 2010	Aug. 31, 2009	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Mar. 07, 2011	Jan. 31, 2011	Jul. 01, 2010	Jan. 30, 2011 Junior Notes [Member]	Jan. 30, 2011 Senior Notes I [Member]	Dec. 28, 2010 Senior Notes I [Member]	Jul. 31, 2012 Senior Notes I [Member]	Jul. 31, 2011 Senior Notes I [Member]	Jul. 31, 2012 Senior Notes II [Member]	Jul. 31, 2011 Senior Notes II [Member]	Apr. 30, 2010 Senior Notes II [Member]	Jul. 31, 2012 Senior Notes II [Member] December 28, 2013 [Member]	Jul. 31, 2012 Senior Notes II [Member] January 31, 2014 [Member]	Jul. 31, 2012 Senior Notes II [Member] March 7, 2014 [Member]	Jan. 30, 2011 Junior Notes [Member]	Dec. 28, 2010 Junior Notes [Member]	Jul. 31, 2012 Junior Notes [Member]	Jul. 31, 2011 Junior Notes [Member]
Senior secured convertible notes					$ 4,600,000			$ 9,405,315		$ 2,529,200	$ 4,600,000	$ 4,600,000	$ 2,500,000
Percentage of working interest						10.00%							10.00%
Percentage of gross overriding royalty interest						2.75%							2.75%
Loan fees for issuance of senior and junior notes						327,752
Debt expense								48,830	48,147
Percentage of interest payable annual	8.00%	8.00%	8.00%												8.00%
Percentage of additional notes payable at an option															12.00%				12.00%						7.50%
Common stock conversion price per share															$ 0.5				$ 0.2						$ 0.5
Percentage of repayment premium															5.00%				15.00%						5.00%
Number of Warrants issued for notes															5,000,000				9,200,000
Warrants exercise price					$ 0.2		$ 0.25								$ 0.5				$ 0.25
Number of warrants exercisable																						2,400,000	5,600,000	1,200,000
Reduction in conversion price of senior notes																$ 0.2
Reduction in conversion price of junior notes																										$ 0.2
Reduction in conversion price of senior warrants																$ 0.2
Increase in number of Warrants																12,500,000
Warrants, risk free rate, minimum																	0.29%		0.28%
Warrants, risk free rate, maximum																	0.84%		1.15%								0.84%
Warrants, expected volatility rate, minimum																	75.00%		120.00%
Warrants, expected volatility rate, maximum																	100.00%		130.00%								100.00%
Warrants, expected life term, minimum																	18 months		18 months
Warrants, expected life term, maximum																	3 years		3 years								3 years
Pro-rata portion of liability															184,373
Accreted the debt discount																	0	142,372	229,820	93,046	0						77,862	2,416
Default interest rate	15.00%	15.00%	15.00%	15.00%													15.00%	15.00%	15.00%	15.00%							15.00%	15.00%
Demand loan				250,000				250,000
Debt instrument maturity date															Jan 30, 2012				Jun 28, 2012								Jul 30, 2013
Demand loan interest rate				8.00%										5.00%	8.00%				8.00%
Accrued interest				$ 822

Convertible Notes - Summary of Senior and Junior Notes (Details) (USD $)	Jul. 31, 2012
Face value of the Notes	$ 9,601,069
Carrying amount of the Notes	5,909,799
Conversion feature	1,883,200
Senior warrants	1,808,070
Senior Notes I [Member]
Face value of the Notes	2,500,000
Carrying amount of the Notes	1,245,490
Conversion feature	327,790
Senior warrants	926,720
Senior Notes II [Member]
Face value of the Notes	4,600,000
Carrying amount of the Notes	3,090,820
Conversion feature	627,830
Senior warrants	881,350
Total Senior Notes [Member]
Face value of the Notes	7,100,000
Carrying amount of the Notes	4,336,310
Conversion feature	955,620
Senior warrants	1,808,070
Junior Notes [Member]
Face value of the Notes	2,501,069
Carrying amount of the Notes	1,573,489
Conversion feature	927,580
Senior warrants

Convertible Notes - Summary of Convertible Notes (Details) (USD $)	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012 Fair Value [Member]	Apr. 30, 2012 Fair Value [Member]	Jul. 31, 2012 CarryingAmountMember	Apr. 30, 2012 CarryingAmountMember
Begining balance	$ 9,726,981		$ 9,726,980	$ 9,451,069	$ 9,097,633	$ 66,666,263
Issued
Interest and amortization of debt discount						2,155,459
Amortization of debt discount	(307,682)	(481,199)			307,682
Accrued interest applied to principal				275,911		275,911
Ending balance			$ 9,726,980	$ 9,726,980	$ 9,405,315	$ 9,097,633

Derivatives (Details Narrative) (USD $)	0 Months Ended			1 Months Ended
	Jun. 07, 2011	Dec. 28, 2010	Aug. 28, 2009	Aug. 31, 2009	Sep. 12, 2012	Jul. 31, 2012	Apr. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Issuance of warrants in conjunction of series a preferred stock		19,250,000		15,400,000
Warrants exercise price per share		$ 0.2		$ 0.25
Note holder received an option to purchase series B convertible preferred shares			20,000
Number of basis of common shares for each Preferred B Share converted			500
Convertible preferred shares, stated value			$ 100		$ 0.00001	$ 0.00001	$ 0.00001
Preferred B Options Exercised	17,599
Gross proceeds from preferred B options exercised	$ 1,759,900
Number of common shares convertible to options	8,799,995
Number of preferred B options expired	2,401
Change in fair value of preferred B options recorded in earnings	(385,906)
Fair value of exercised and expired portion of Preferred B option	5,508,200
Proceeds Preferred B options	1,759,900
Issuance of common share purchase warrants	15,399,125
Preferred B Warrants issued for each Preferred B Share purchased	875
Common stock exercise price per share	$ 0.2
Estimated fair value of Preferred B Shares and Warrants	$ 5,339,700
Preferred B Shares and Warrants, Risk free rate	1.59%
Preferred B Shares and Warrants, expected volatility rate	100.00%
Preferred B Shares and Warrants. expected life, minimum	2 years
Preferred B Shares and Warrants. expected life, maximum	5 years

Derivatives - Summary of Derivative Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Beginning balance	$ 757,618	$ 14,499,894
Exercise of Preferred B Options (b)		(4,846,941)
Expiry of Preferred B Options (b)		(661,259)
Issuance of Preferred B shares and warrants (b)		5,339,700
Change in fair value	2,500,550	(13,573,776)
Ending balance	3,258,168	757,618
PreferredAWarrantsMember
Beginning balance	181,660	3,219,700
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	742,340	(3,038,040)
Ending balance	924,000	181,660
Preferred B Warrants [Member]
Beginning balance	26,399
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)		1,662,100
Change in fair value	184,789	(1,635,701)
Ending balance	211,188	26,399
Preferred B Option/Warrants [Member]
Beginning balance	277,184	5,122,294
Exercise of Preferred B Options (b)		(4,846,941)
Expiry of Preferred B Options (b)		(661,259)
Issuance of Preferred B shares and warrants (b)		3,677,600
Change in fair value	785,356	(3,014,510)
Ending balance	1,062,540	277,184
Note Conversion Features [Member]
Beginning balance	171,754	2,869,630
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	178,946	(2,697,876)
Ending balance	350,700	171,754
Warrants [Member]
Beginning balance	89,832	2,796,890
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	542,068	(2,707,058)
Ending balance	631,900	89,832
Consulting Warrants [Member]
Beginning balance	10,789	491,380
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	67,051	(480,591)
Ending balance	$ 77,840	$ 10,789

Derivatives - Fair Values of Derivative Instruments Weighted Average Assumptions (Details)	3 Months Ended
Jul. 31, 2012
PreferredAWarrantsMember | Minimum [Member]
Risk-free rate	0.23%
Expected volatility	104.00%
Expected life	2 years 1 month 6 days
PreferredAWarrantsMember | Maximum [Member]
Risk-free rate	0.27%
Expected volatility	109.00%
Expected life	3 years 3 months 18 days
Preferred B Options/Shares/Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	10 months 6 days
Preferred B Options/Shares/Warrants [Member] | Maximum [Member]
Risk-free rate	1.00%
Expected volatility	109.00%
Expected life	41 months 10 days
Conversion Feature Derivative [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	4 days
Conversion Feature Derivative [Member] | Maximum [Member]
Risk-free rate	0.38%
Expected volatility	109.00%
Expected life	1 year 3 months
Senior Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year
Senior Warrants [Member] | Maximum [Member]
Risk-free rate	0.27%
Expected volatility	109.00%
Expected life	1 year 8 months 27 days
Consulting Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year
Consulting Warrants [Member] | Maximum [Member]
Risk-free rate	0.23%
Expected volatility	109.00%
Expected life	1 year 7 months 28 days

Derivatives - Summary of Derivative Warrants Outstanding and Exercisable (Details) (USD $)	3 Months Ended
Jul. 31, 2012
Number of Warrants	59,069,125
Weighted Avg. Exercise Price	$ 0.21
Weighted Avg. Life Remaining	2 years 3 months
PreferredAWarrantsMember
Number of Warrants	19,250,000
Weighted Avg. Exercise Price	$ 0.2
Weighted Avg. Life Remaining	2 years 29 days
Preferred B Warrants [Member]
Number of Warrants	15,399,125
Weighted Avg. Exercise Price	$ 0.2
Weighted Avg. Life Remaining	3 years 10 months 6 days
SeniorOneWarrantsMember
Number of Warrants	12,500,000
Weighted Avg. Exercise Price	$ 0.2
Weighted Avg. Life Remaining	1 year
SeniorTwoWarrantsMember
Number of Warrants	9,200,000
Weighted Avg. Exercise Price	$ 0.25
Weighted Avg. Life Remaining	1 year 6 months
Consulting Warrants [Member]
Number of Warrants	2,720,000
Weighted Avg. Exercise Price	$ 0.25
Weighted Avg. Life Remaining	1 year 3 months 22 days

Derivatives - Summary of Warrants (Details) (USD $)	3 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Number of Warrants	2,720,000
Fair Value, issue date	$ 166,810
Fair Value	77,840	10,789
Range 1 [Member]
Date of Issue	Jul 30, 2010
Number of Warrants	720,000
Exercise price	$ 0.25
Expiry date	Jul 30, 2013
Fair Value, issue date	81,510
Fair Value	15,840	1,731
Range 2 [Member]
Date of Issue	Dec 28, 2010
Number of Warrants	2,000,000
Exercise price	$ 0.25
Expiry date	Dec 28, 2013
Fair Value, issue date	85,300
Fair Value	$ 62,000	$ 9,053

Stockholders' Deficiency (Details Narrative) (USD $)	3 Months Ended				0 Months Ended	12 Months Ended
	Jul. 31, 2012	Sep. 12, 2012	Apr. 30, 2012	Aug. 28, 2009	Jun. 07, 2011 Preferred B [Member]	Apr. 30, 2012 Preferred B [Member]	Jul. 31, 2012 Preferred B [Member]
Common stock, shares authorized	2,250,000,000	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	5,000,000	100,000,000				29,500
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 100	$ 100
Preferred stock, shares issued	0		0		17,599
Reverse stock split	one-for-ten
Gross proceeds from convertible preferred stock					$ 1,759,900
Preferred shares converted into common shares, price per share					$ 0.2
Percentage of Cumulative dividends payable in cash	5.00%				5.00%
Percentage of discretion of dividends payable	150.00%				150.00%
Dividends declared	$ 429,402					$ 367,004
Percentage of preferred shares dividends calculated pursuant to agreement					15.00%

Stock Based Compensation (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Jun. 30, 2011	Apr. 30, 2011	Jul. 31, 2012 Decimal	Jul. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of equity incentive plans			2
Percentage of common shares reserved for future issuance			10.00%
Stock-based compensation expenses			$ (4,400)	$ (22,992)
Stock options vest	options vest in three equal tranches on the first, second and third anniversaries of the grant date
Stock options granted	100,000
Stock option exercise price, maximum	$ 0.5
Options expire date	Jun 30, 2015
Total compensation cost related to non-vested stock options not yet recognized			14,255
Number of warrants issued to officers and directors		480,000
Estimated fair value of granted warrants on issuance date		$ 152,010
Weighted average recognition period			1 year 7 months 24 days
Warrants exercisable, price per share		$ 0.5
Warrants expiration date		2014-04-05
Warrants, estimated dividends			0.00%
Warrants, expected volatility rate			130.00%
Warrants, forfeiture rate			15.00%
Warrants, risk-free interest rate			1.33%
Warrants, expected life			3 years

Stock Based Compensation - Schedule of Changes in Stock Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, beginning balance	775,000	1,404,300
Number of Options, Granted		100,000
Number of Options, Expired		(52,950)
Number of Options, Forfeited
Number of Options, Cancelled		(676,350)
Number of Options, Outstanding, ending balance	775,000	775,000
Weighted Avg. Exercise Price, Outstanding, beginning balance	$ 0.52	$ 0.6
Weighted Avg. Exercise Price, Granted		$ 0.5
Weighted Avg. Exercise Price, Expired		$ 0.15
Weighted Avg. Exercise Price, Forfeited
Weighted Avg. Exercise Price, Cancelled		$ (0.55)
Weighted Avg. Exercise Price, Outstanding, ending balance	$ 0.52	$ 0.52

Stock Based Compensation - Summary of Options Outstanding and Exercisable (Details) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2011	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Exercise Price	$ 0.5
Number of Options		775,000	775,000	1,404,300
Options Outstanding, Aggregate Intrinsic Value
Weighted Avg. Life Remaining		1 year 7 months 24 days
Weighted Avg. Exercise Price		$ 0.52	$ 0.52	$ 0.6
Options Exercisable		663,958
Weighted Avg. Exercise Price		$ 0.52
Options Exercisable, Aggregate Intrinsic Value
Range 1 [Member]
Exercise Price		$ 0.5
Number of Options		757,500
Weighted Avg. Life Remaining		1 year 8 months 16 days
Weighted Avg. Exercise Price		$ 0.5
Options Exercisable		650,833
Weighted Avg. Exercise Price		$ 0.5
Range 2 [Member]
Exercise Price		$ 1.5
Number of Options		17,500
Weighted Avg. Life Remaining		3 months 29 days
Weighted Avg. Exercise Price		$ 1.5
Options Exercisable		13,125
Weighted Avg. Exercise Price		$ 1.5

Stock Based Compensation - Summary of Warrants Outstanding and Exercisable (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Warrants, Outstanding and exercisable	480,000	480,000
Granted
Number of Warrants,Outstanding and exercisable	480,000	480,000
Aggregate Intrinsic Value
Weighted Avg. Exercise Price	$ 0.5	$ 0.5
Granted
Weighted Avg. Exercise Price	$ 0.5	$ 0.5
Weighted Avg. Life Remaining	1 year 10 months 24 days	2 years 10 months 24 days
Weighted Avg. Life Remaining	1 year 7 months 24 days	1 year 10 months 24 days

Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	3 Months Ended
	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2012	Jul. 01, 2010
Related Party Transactions [Abstract]
Long-term receivable			$ 302,536
Professional fees		52,500
Percentage of remaining working interest in project	10.00%			10.00%
Percentage of gross overriding royalty interest (GOR)	2.75%			2.75%
Percentage of recovery of GOR payments to partner	50.00%
Bank prime rate	3.00%
Oustanding receivable			302,536
Interest receivable			32,515
Fees due to law firm		$ 51,465

Segment Information - Schedule of Segment Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Revenue		$ 357,216
Expenses	3,651,655	(10,598,517)
Net income (loss)	(3,651,655)	10,960,790
Oil and gas assets		18,040,460	23,409
Property and equipment	7,244	7,283
Oil and gas asset additions		202,800
Oil and gas asset impairment			16,380,166
Property and equipment additions		3,709
Canada [Member]
Revenue
Expenses	241,527	291,963
Net income (loss)	(241,527)	(291,963)
Oil and gas assets	100,000	1,303,158
Property and equipment
Oil and gas asset additions
Oil and gas asset impairment
Property and equipment additions
USA [Member]
Revenue		362,273
Expenses	3,410,128	(10,890,480)
Net income (loss)	(3,410,128)	11,252,753
Oil and gas assets	1,012,281	16,737,302
Property and equipment	7,244	3,431
Oil and gas asset additions		202,800
Oil and gas asset impairment
Property and equipment additions		$ 3,709

Fair Value Measurements - Schedule of Fair Value of Liabilities on Recurring and Nonrecurring Basis (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010
Current liability portion of convertible notes, net	$ 9,405,315	$ 2,529,200		$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 2,500,000
Convertible notes, Long-term portion		6,568,433
Liability portion of convertible notes, total		9,726,981
Consulting warrants	77,840	10,789
Junior and Senior Notes and Warrants	982,600	261,586
Preferred A Warrants	924,000	181,660
Preferred B Option and Shares	1,273,728	303,583
Derivative fair value, total	3,258,168	757,618	14,499,894
Level 1 Inputs [Member]
Current liability portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 2 Inputs [Member]
Current liability portion of convertible notes, net	9,726,981	2,529,200
Convertible notes, Long-term portion		7,197,781
Liability portion of convertible notes, total		9,726,981
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 3 Inputs [Member]
Current liability portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants	77,840	10,789
Junior and Senior Notes and Warrants	982,600	261,586
Preferred A Warrants	924,000	181,660
Preferred B Option and Shares	1,273,728	303,583
Derivative fair value, total	33,258,168	757,618
Carrying Amount [Member]
Current liability portion of convertible notes, net	9,405,315	2,529,200
Convertible notes, Long-term portion		6,568,433
Liability portion of convertible notes, total		9,097,633
Consulting warrants	77,840	10,789
Junior and Senior Notes and Warrants	982,600	261,586
Preferred A Warrants	924,000	181,660
Preferred B Option and Shares	1,273,728	303,583
Derivative fair value, total	$ 3,258,168	$ 757,618

Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) (USD $)	3 Months Ended
Jul. 31, 2012
Beginning balance	$ 757,618
Change in fair value of derivative liability included in net loss	2,500,550
Transfers in and/or out of Level 3
Ending balance	3,258,168
Derivative Liability [Member]
Beginning balance	757,618
Change in fair value of derivative liability included in net loss	2,500,550
Transfers in and/or out of Level 3
Ending balance	$ 3,258,168

Contingency and Contractual Obligations (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2010	Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Landlord received claims	$ 247,348
Accrued rent		114,837
Maximum lease obligations		$ 1,596,329

Contingency and Contractual Obligations - Schedule of Contractual Lease Obligations for the Fiscal Years (Details) (USD $)	Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2011	$ 473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter
Total	$ 1,596,329

Subsequent Events (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		12 Months Ended
	Nov. 08, 2012	Oct. 03, 2012	Sep. 06, 2012	Jul. 16, 2012	Jul. 31, 2012 Area	Jul. 31, 2011	Apr. 30, 2012	Sep. 12, 2012	Aug. 28, 2009
Demand promissory notes, principal amount	$ 350,000	$ 100,000	$ 125,000
Debt instrument, stated interest rate	8.00%	8.00%	8.00%
Debt instrument, default interest rate	15.00%	15.00%	15.00%	15.00%
Common stock, shares authorized					2,250,000,000		2,250,000,000	2,250,000,000
Common stock, par value					$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized					100,000,000		100,000,000	5,000,000
Preferred stock, par value					$ 0.00001		$ 0.00001	$ 0.00001	$ 100
Number of acres of well and facilities given lease for consulting firm to test					320
Impairment of oil and gas assets							(16,380,166)
Missouri Properties [Member]
Impairment of oil and gas assets					15,218,209
Carrying value of oil and gas properties of remaining interest					$ 950,000